Label	Element	Value
Dreyfus Select Managers Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock	August 12, 2014 STRATEGIC FUNDS, INC. DREYFUS SELECT MANAGERS SMALL CAP VALUE FUND Supplement to Statutory Prospectus and Summary Prospectus dated April 1, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Select Managers Small Cap Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supersedes and replaces any contrary information contained in the section of the Statutory Prospectus entitled "Fund Summary-Fees and Expenses" and in the section of the Summary Prospectus entitled "Fees and Expenses":

Effective August 12, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund until April 1, 2015, so that the expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05%, and 0.95%, respectively.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-01